DEBT (Tables)	12 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Summary of short-term and long-term debt

The short-term and long-term debt as of September 30, 2020 and 2021 were as follows:

	As of September 30,
	2020	2021
Short-term debt:
Short-term bank borrowings (1)	176,752	116,376
Long-term bank borrowings, current portion (1)	159,721	219,121
Capital lease and other financing arrangement payable, current portion (2)	201,835	—
Other short-term payable (3)	223,828	223,208
	762,136	558,705
Long-term debt:
Long-term bank borrowings, non-current portion (1)	196,682	175,534
Capital lease and other financing arrangement payable, non-current portion (2)	242,719	-
Other long term payable (3)	25,519	25,507
	464,920	201,041
	1,227,056	759,746